Other non-current assets - Schedule of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Retirement benefit surplus (Note 15)	€ 134	€ 135
Investments	39	35
Other	122	82
Total other non-current assets	€ 295	€ 252